Condensed Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2014	Mar. 31, 2013
Net sales
Third party net sales	$ 237,314	$ 226,224
Related party net sales (Note 11)	14,310	19,633
Total net sales	251,624	245,857
Cost of sales	218,901	205,577
Gross profit	32,723	40,280
Operating expenses
Selling, general and administrative	(19,329)	(26,877)
Amortization of acquired intangible assets	(5,547)	(5,544)
Restructuring costs, net (Note 2)	(3,095)	(320)
Operating income (loss)	4,752	7,539
Other expense
Interest expense, net (Note 8)	(18,951)	(13,455)
Miscellaneous, net	(1,558)	(1,331)
Income (loss) before income taxes	(15,757)	(7,247)
Income tax benefit	3,215	2,190
Net loss	(12,542)	(5,057)
Other comprehensive income (loss), net of tax:
Foreign currency translation adjustments	5,191	(135)
Pension and OPEB liabilities, net of tax of ($19) and ($391)	30	632
Total other comprehensive income	5,221	497
Comprehensive loss	$ (7,321)	$ (4,560)